Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of other current assets [Abstract]
Schedule of other current assets

	As at December 31,
	2023	2022
	$ Thousands
Advances to suppliers	-	1,219
Prepaid expenses	12,909	10,004
Input tax receivable	8,291	4,660
Grant receivable (1)	74,522	-
Deposits in connection with projects under construction (2)	3,755	35,475
Others	12,226	7,598
	111,703	58,956

(1)	See Note 18.A.4.d for more information.
(2)
Collateral provided to secure a hedging agreement in CPV Valley amounting to $20 million and collaterals provided in connection with renewable energy projects under development in the United States amounting to $15 million in 2022 were released during the year.